Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Detail) - Phantom Share Entitlement Plan [Member]	12 Months Ended
Dec. 31, 2025 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	102,791
Expired | shares	(34,966)
Ending Balance, Number | shares	67,825
Opening Balance, Weighted average grant | $ / shares	$ 13.42
Expired, Weighted average grant | $ / shares	16.12
Ending Balance, Weighted average grant | $ / shares	$ 12.04